Restriction on Dividends Distribution - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 30, 2020 ARS ($) $ / shares	Apr. 30, 2020 ARS ($)	Dec. 31, 2020 ARS ($) $ / shares	Dec. 31, 2020 ARS ($) $ / shares	Dec. 31, 2019 ARS ($) $ / shares	Dec. 31, 2019 ARS ($) $ / shares	Dec. 31, 2018 ARS ($) $ / shares	Dec. 31, 2018 $ / shares
Disclosure restrictions to dividends distribution [line items]
Cash dividends	$ 12,788,268		$ 19,980,438		$ 11,580,876		$ 9,448,973
Basic earnings (loss) per share | (per share)			$ 40.9037	$ 40.9037	$ 44.1116	$ 44.1116	$ (2.2689)	$ (2.2689)
Debit amounts of Other comprehensive income			$ 5,691,362
Top of range [member]
Disclosure restrictions to dividends distribution [line items]
Aggregate dividend distribution			3,791,722
Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Cash dividends	$ 12,788,268	$ 10,000,426
Basic earnings (loss) per share | $ / shares	$ 15.64				$ 10		$ 5
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Special reserve			$ 7,279,036	$ 7,279,036	$ 3,475,669	$ 3,475,669
Basic earnings (loss) per share | $ / shares	$ 20
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings			20.00%
Percentage of risk-weighted assets kept as capital maintenance margin			3.50%